Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have established policies and processes for assessing, identifying, and managing material risks from cybersecurity threats, and plan to integrate these processes into our overall risk management systems and processes.

We also implemented a set of procedures to ensure effective management of the cybersecurity risks associated with the use of third-party service providers, including conducting cybersecurity assessments and tracking the capabilities and qualifications of third-party security service providers through assessment process. vulnerabilities.

We recognize the importance of assessing, identifying, and managing material risks associated with cybersecurity threats. These risks include, among other things, operational risks; intellectual property theft; fraud; extortion; harm to employees or customers; violation of privacy or security laws and other litigation and legal risk; and reputational risks.

To address the increasing risks of cyber-attacks, we implemented a robust and scalable cybersecurity strategy to protect our infrastructure, customer data, and reputation, while leveraging third-party cloud services. We utilize advanced security features provided by our cloud partners, including encryption, intrusion detection, and continuous monitoring, to safeguard sensitive information and prevent unauthorized access. Our cybersecurity team enforces strict access controls, such as multi-factor authentication (MFA) and role-based permissions, while conducting regular vulnerability scans, penetration testing, and audits to identify and remediate potential weaknesses. Comprehensive employee training programs promote awareness of phishing and other threats, reducing human error risks. We maintain a well-defined incident response plan to swiftly contain, investigate, and resolve any security incidents, ensuring minimal disruption to our platform and services. By aligning with our cloud providers’ compliance standards we meet regulatory requirements and protect customer trust.

We assess the impact of cybersecurity threats on our business, including our strategic direction, operational performance, and financial stability, using insights from any past cybersecurity incidents in the shipping industry of which we are aware.

We have implemented risk-based processes for assessing, identifying, and managing material risks from cybersecurity threats. These processes include access controls to organizational systems, data encryption, and cybersecurity training and security awareness campaigns, and are designed to systematically evaluate potential vulnerabilities and cybersecurity threats and minimize their potential impact on our organization’s operations, assets, and stakeholders. Accordingly, we also implement processes to oversee and identify material cybersecurity risks associated with our utilization of third-party service providers on whom we have a material dependency, such as conducting due diligence assessments to evaluate their cybersecurity measures, data protection practices, and compliance with relevant regulatory requirements.

As we do not have a dedicated board committee solely focused on cybersecurity, our board of directors has oversight responsibility for risks and incidents relating to cybersecurity threats, including compliance with disclosure requirements, cooperation with law enforcement, and related effects on financial and other risks. Senior management regularly discusses cyber risks and trends and, should they arise, any material incidents with our board of directors. We consult with outside counsel as appropriate, including on materiality analysis and disclosure matters, and in the event of an incident our board of directors will make the final materiality determinations and disclosure and other compliance decisions. Our external IT provider maintains a dedicated cybersecurity auditing team that independently tests our cybersecurity controls.

Overall, our approach to cybersecurity risk management includes the following key elements:

●	Open-Source Software Approval Process: All OSS intended for use in our products or platform must be reviewed and approved by a designated compliance team. This process includes evaluating the OSS license to ensure compatibility with our business model and existing obligations, documenting the software’s purpose, and verifying that it does not impose restrictive requirements, such as mandatory source code disclosure.

●	License Compliance Tracking: We maintain a centralized inventory of all OSS components used in our systems, including their versions, licenses, and associated obligations. Developers are required to log each OSS component in a software bill of materials (SBOM) and ensure that license terms, such as attribution notices or copyleft provisions, are adhered to in our codebase and distributions.

●	Code Review and Scanning Policy: All code, including OSS, must undergo automated scanning using tools to detect unlicensed or non-compliant OSS components before integration. Regular code reviews ensure that OSS is used in accordance with its license terms and that any modifications or derivative works comply with applicable requirements.

●	Developer Training and Guidelines: Employees and contractors receive mandatory training on OSS licensing and compliance. Clear guidelines prohibit the use of high-risk licenses without explicit approval and outline procedures for incorporating OSS, such as including proper license notices in our products and ensuring no proprietary code is inadvertently mixed with copyleft-licensed OSS.

●	Third-Party Contribution Policy: Developers are prohibited from contributing to external OSS projects on behalf of the company without prior approval. Any contributions must align with our licensing policies, and we ensure that contributions do not inadvertently incorporate our proprietary code into OSS projects under incompatible licenses.

These policies help ensure that our use of open-source software is compliant, minimizing legal and operational risks while maintaining the integrity of our platform and products.

Our business strategy, operating results and financial condition have not been materially affected by risks from cybersecurity threats, including as a result of previously identified cybersecurity incidents, but we cannot provide assurance that they will not be materially affected in the future by such risks or any future material incidents.

As of the date of this Annual Report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors is responsible for overseeing our cybersecurity risk management. Our board of directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our cybersecurity officer on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our cybersecurity officer.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false